Annual Total Returns - Fidelity Freedom Blend 2020 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2020 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2020 Fund- Class A
Bar Chart Table:
Annual Return 2019	18.11%
Annual Return 2020	12.95%
Annual Return 2021	8.23%